Shareholder Report, Holdings (Details) - C000250334	May 31, 2025
First American Government Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	29.40%
United States Treasury Bill, 0, 2025-09-09
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Federal Home Loan Banks, 4.625, 2025-06-06
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Federal Home Loan Mortgage Corp, 0.375, 2025-07-21
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Federal National Mortgage Association, 0.375, 2025-08-25
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Federal National Mortgage Association, 0.5, 2025-06-17
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Federal Home Loan Bank Discount Notes, 0, 2025-06-16
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Federal Home Loan Mortgage Corp, 0.375, 2025-09-23
Holdings [Line Items]
Percent of Net Asset Value	1.50%
United States Treasury Inflation Indexed Bonds, 0.125, 2032-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.30%
United States Treasury Inflation Indexed Bonds, 1.75, 2034-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Non U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Agency
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Money Market
Holdings [Line Items]
Percent of Net Asset Value	29.60%
U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	39.50%